Taxes (Details) - Schedule of Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current tax provision:
Deferred tax (benefit)	$ 254,224	$ (4,304)
Income tax provision	344,586	327,384
Cayman Islands [Member]
Current tax provision:
Current tax provision
Deferred tax (benefit)
Hong Kong [Member]
Current tax provision:
Current tax provision
Deferred tax (benefit)
China [Member]
Current tax provision:
Current tax provision	363,605	331,688
Deferred tax (benefit)	$ (19,019)	$ (4,304)